Deferred Tax Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses	$ 16,200
Net deferred tax liabilities	11,874	$ 11,818
Unrecognized tax attributes amount	48,700	44,500
Deferred tax assets unrecognized on the basis of tax attributes [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses	12,100	$ 11,000
No expiration period [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses	46,200
Expiration period 1 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses carried forward and deductible temporary differences	$ 200
Tax losses and deductible temporary differences expiration period	Year 1
Expiration period 2 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses carried forward and deductible temporary differences	$ 100
Tax losses and deductible temporary differences expiration period	Year 2
Expiration period more than 3 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses carried forward and deductible temporary differences	$ 2,200
Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Net deferred tax liabilities	$ 6,300